Note 20 - Business Segments (Details) - Segment Profit or Loss In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Dec. 31, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Dec. 31, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Dec. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Dec. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Dec. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Dec. 31, 2013 ATM Operation Business [Member] USD ($)	Dec. 31, 2013 ATM Operation Business [Member] JPY (¥)	Dec. 31, 2012 ATM Operation Business [Member] JPY (¥)	Dec. 31, 2011 ATM Operation Business [Member] JPY (¥)	Dec. 31, 2013 Intersegment Eliminations [Member] USD ($)	Dec. 31, 2013 Intersegment Eliminations [Member] JPY (¥)	Dec. 31, 2012 Intersegment Eliminations [Member] JPY (¥)	Dec. 31, 2011 Intersegment Eliminations [Member] JPY (¥)
Operating income (loss):
Operating Income (Loss)	$ 82,335	¥ 7,752,642	$ 82,335	¥ 7,752,642	¥ 6,353,483	¥ 6,353,483	¥ 4,141,042	¥ 4,141,042	$ 81,026	¥ 7,629,435	¥ 6,631,476	¥ 4,812,926	$ 2,539	¥ 239,035	¥ (194,264)	¥ (642,877)	$ 1,230	¥ 115,828	¥ 83,729	¥ 29,007